Reportable Segments and Geographic Information - Schedule of Reportable Segments Profit (Details) - Reportable Segment, Aggregation before Other Operating Segment [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts not allocated to segments:
Valuation adjustment on acquired deferred revenue			$ (220)	$ (92)
Amortization of capitalized software		(6,124)	(5,775)	(5,840)
Amortization of intangible assets		(9,578)	(11,799)	(12,158)
Capitalization of software development		7,133	6,518	6,097
Stock-based compensation		(2,952)	(3,658)	(3,960)
Compensation related to acquisition and acquisition-related costs		(1,298)	(339)	(1,033)
Consolidated operating income		85,849	78,868	66,491
Financial expenses (income), net		(3,978)	1,750	941
Income before tax		89,827	77,118	65,550
Insurance segment operating profit [Member]
Less:
Segment operating profit		92,278	89,316	79,009
All other segment operating profit [Member]
Less:
Segment operating profit		6,390	4,825	4,468
Segment operating profit [Member]
Less:
Segment operating profit		98,668	94,141	83,477
Insurance [Member]
Schedule of Reportable Segments Profit [Line Items]
Revenues		520,946	492,747	452,584
Less:
Segment Cost of sales		284,827	272,470	251,753
Other Operating expenses	[1]	143,841	130,961	121,822
Segment operating profit		92,278	89,316	79,009
All Other [Member]
Schedule of Reportable Segments Profit [Line Items]
Revenues		21,433	22,057	22,244
Less:
Segment Cost of sales		8,686	9,363	9,605
Other Operating expenses	[1]	6,357	7,869	8,171
Segment operating profit		6,390	4,825	4,468
Consolidated [Member]
Schedule of Reportable Segments Profit [Line Items]
Revenues		542,379	514,804	474,828
Less:
Segment Cost of sales		293,513	281,833	261,358
Other Operating expenses	[1]	150,198	138,830	129,993
Segment operating profit		$ 98,668	$ 94,141	$ 83,477

[1]	Represents research and development, sales, and general and administration costs.